LOANS AND SERVICING (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	$ 1,294	$ 749
Loans delinquent for: 60 - 89 Days	286	275
Loans delinquent for: 90 days or more	773	1,559
Total Past Due	2,353	2,583
Total Current	179,456	160,214
Total Loans	181,809	162,797
Non-accrual Loans	3,175	3,133
Residential loans:
Past-due and non-accrual loans
Total Loans	111,106	79,731
One- to four- family, residential loans
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days		431
Loans delinquent for: 60 - 89 Days	284	175
Loans delinquent for: 90 days or more	374	391
Total Past Due	658	997
Total Current	94,888	61,616
Total Loans	95,546	62,613
Non-accrual Loans	658	683
Home equity loans and lines of credit
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	16
Loans delinquent for: 90 days or more	399
Total Past Due	415
Total Current	15,145	17,118
Total Loans	15,560	17,118
Non-accrual Loans	412	13
Commercial loans:
Past-due and non-accrual loans
Total Loans	58,084	59,389
One-to-four family investment property
Past-due and non-accrual loans
Total Current	11,355	10,816
Total Loans	11,355	10,816
Multi-family real estate
Past-due and non-accrual loans
Total Current	5,346	13,037
Total Loans	5,346	13,037
Commercial real estate
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	1,258	314
Total Past Due	1,258	314
Total Current	31,472	25,085
Total Loans	32,730	25,399
Non-accrual Loans	2,105
Commercial business
Past-due and non-accrual loans
Total Current	8,653	10,137
Total Loans	8,653	10,137
Construction loans:
Past-due and non-accrual loans
Total Loans	12,205	23,226
One-to-four family, construction loans
Past-due and non-accrual loans
Loans delinquent for: 60 - 89 Days		100
Loans delinquent for: 90 days or more		1,168
Total Past Due		1,268
Total Current	7,379	10,673
Total Loans	7,379	11,941
Non-accrual Loans		1,168
Multi-family
Past-due and non-accrual loans
Total Current	3,665	10,656
Total Loans	3,665	10,656
Non-accrual Loans		1,269
Non-residential
Past-due and non-accrual loans
Total Current	1,161	629
Total Loans	1,161	629
Consumer
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	20	4
Loans delinquent for: 60 - 89 Days	2
Total Past Due	22	4
Total Current	392	447
Total Loans	$ 414	$ 451